Commitments and Contingencies	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

5 COMMITMENTS AND CONTINGENCIES

Commitments

On April 1, 2011, the Company and its majority shareholder and President entered into an employment agreement. The agreement calls for an annual salary of $85,000 as well as benefits including vacation and health insurance.  The agreement includes a revenue milestone of $300,000 that must be reached before the payment or accrual of any salaries or benefits.  As this milestone has not been reached no payment or accrual has been made.  The agreement is not expected to have a material adverse effect on the Company’s financial condition.

5	COMMITMENTS AND CONTINGENCIES

Commitments

On April 1, 2011, the Company and its majority shareholder and President entered into an employment agreement. The agreement calls for an annual salary of $85,000 as well as benefits including vacation and health insurance. The agreement includes a revenue milestone of $300,000 that must be reached before the payment or accrual of any salaries or benefits. The agreement is not expected to have a material adverse effect on the Company’s financial condition.